Expense Example, No Redemption - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Floating Rate High Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 377
3 Years	594
5 Years	828
10 Years	1,500
Fidelity Advisor Floating Rate High Income Fund - Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,897
Fidelity Advisor Floating Rate High Income Fund - Class M
Expense Example, No Redemption:
1 Year	375
3 Years	588
5 Years	818
10 Years	1,477
Fidelity Advisor Floating Rate High Income Fund - Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Floating Rate High Income Fund - Class Z
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	$ 847